Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

388 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., Drexel Hamilton, LLC and The Williams Capital Group, L.P., who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by one hundred one (101) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

●	The value of collateral securing such assets; and

●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

●	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

●	The phrase “Cut-off Date” refers to the date of January 6, 2019.
●	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:
o	CGMT 2019-SMRT Accounting Tape (Final).xlsm
●	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
●	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
●	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
●	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document.
●	The phrase “Settlement Statement” refers to the signed borrower and lender mortgage loan settlement statements indicating the sources and uses of dispersed funds.
●	The phrase “Engineering Report” refers to a signed property condition assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	2

●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
●	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
●	The “Ground Lease Estoppel” refers to the ground lease estoppel and/or any lease agreements thereof.
●	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
●	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.
●	The phrase “Title Policy” refers to the signed title policy.
●	The phrase “UW File” refers to the historical and pro-forma cash flow statements, which includes property information and unit mixes (“Unit Mix”), prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From December 19, 2018 through January 3, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	3

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

January 3, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	4

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	5

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Property Type	Appraisal Report	None
2	Property Sub-Type	Appraisal Report	None
3	Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip	Appraisal Report	None
7	Market	Appraisal Report	None
8	Year Built	Appraisal Report Engineering Report	None
9	Year Renovated	Appraisal Report Engineering Report	None
10	Occupied NRA	Unit Mix	None
11	Vacant NRA	Unit Mix	None
12	Total NRA	Unit Mix	None
13	Unit of Measure	Unit Mix	None
14	Occupancy (%)	Unit Mix	None
15	Occupancy Date	Unit Mix	None
16	Ownership Interest	Title Policy	None
17	Annual Ground Lease Payment ($)	Ground Lease Estoppel	None
18	Ground Lease Expiration Date	Ground Lease Estoppel	None
19	# of Ground Lease Extension Options	Ground Lease Estoppel	None
20	Mortgage Loan Cut-off Date Balance	Loan Agreement	$1
21	Mezzanine A Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	$1
22	Mezzanine B Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	$1
23	Individual As-Is Appraised Value Date	Appraisal Report	None
24	Individual As-Is Appraised Value	Appraisal Report	None
25	Portfolio Appraised Value Date	Appraisal Report	None
26	Portfolio Appraised Value	Appraisal Report	None
27	Origination Date	Loan Agreement	None
28	Mortgage Loan Coupon	Loan Agreement	None
29	Mezzanine A Loan Coupon	Mezzanine Loan Agreement	None
30	Mezzanine B Loan Coupon	Mezzanine Loan Agreement	None
31	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
32	Amort Type	Loan Agreement	None
33	Grace Period - Late Payment	Loan Agreement	None
34	Grace Period - Event of Default	Loan Agreement	None
35	First Loan Payment Date	Loan Agreement	None
36	Original Term to Maturity (Months)	Loan Agreement	None
37	Original Amortization Term (Months)	Loan Agreement	None
38	Remaining Amortization Term (Months)	Loan Agreement	None
39	Original IO Term (Months)	Loan Agreement	None
40	Maturity Date	Loan Agreement	None
41	Lockbox	Loan Agreement	None
42	Cash Management Type	Loan Agreement	None
43	Cash Management Trigger	Loan Agreement	None
44	Prepayment Provision	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	6

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
45	Partial Release Allowed?	Loan Agreement	None
46	Borrower	Loan Agreement	None
47	Sponsor	Guaranty Agreement	None
48	Guarantor	Guaranty Agreement	None
49	Initial Tax Escrow	Loan Agreement	None
50	Ongoing Tax Escrow Monthly	Loan Agreement	None
51	Tax Escrow Springing Conditions	Loan Agreement	None
52	Initial Insurance Escrow	Loan Agreement	None
53	Ongoing Insurance Escrow Monthly	Loan Agreement	None
54	Insurance Escrow Springing Conditions	Loan Agreement	None
55	Initial Cap Ex Escrow	Loan Agreement	None
56	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
57	Cap Ex Escrow Springing Conditions	Loan Agreement	None
58	Initial Immediate Repairs Escrow	Loan Agreement	None
59	Ongoing Immediate Repairs Escrow	Loan Agreement	None
60	Ongoing Immediate Repairs Escrow Springing Conditions	Loan Agreement	None
61	Initial Other Escrow	Loan Agreement	None
62	Ongoing Other Escrow Monthly	Loan Agreement	None
63	Other Escrow Description	Loan Agreement	None
64	2015 In-Place Storage Rent	UW File	$1
65	2016 In-Place Storage Rent	UW File	$1
66	2017 In-Place Storage Rent	UW File	$1
67	Sep 2018 TTM In-Place Storage Rent	UW File	$1
68	UW In-Place Storage Rent	UW File	$1
69	2015 Potential Income from Vacant Space	UW File	$1
70	2016 Potential Income from Vacant Space	UW File	$1
71	2017 Potential Income from Vacant Space	UW File	$1
72	Sep 2018 TTM Potential Income from Vacant Space	UW File	$1
73	UW Potential Income from Vacant Space	UW File	$1
74	2015 Economic Vacancy	UW File	None
75	2016 Economic Vacancy	UW File	None
76	2017 Economic Vacancy	UW File	None
77	Sep 2018 TTM Economic Vacancy	UW File	None
78	UW Economic Vacancy	UW File	None
79	2015 Rental Discounts	UW File	$1
80	2016 Rental Discounts	UW File	$1
81	2017 Rental Discounts	UW File	$1
82	Sep 2018 TTM Rental Discounts	UW File	$1
83	UW Rental Discounts	UW File	$1
84	2015 Late Fees & Service Charges	UW File	$1
85	2016 Late Fees & Service Charges	UW File	$1
86	2017 Late Fees & Service Charges	UW File	$1
87	Sep 2018 TTM Late Fees & Service Charges	UW File	$1
88	UW Late Fees & Service Charges	UW File	$1
89	2015 Hold Over Rent	UW File	$1
90	2016 Hold Over Rent	UW File	$1
91	2017 Hold Over Rent	UW File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	7

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
92	Sep 2018 TTM Hold Over Rent	UW File	$1
93	UW Hold Over Rent	UW File	$1
94	2015 Administration Fees	UW File	$1
95	2016 Administration Fees	UW File	$1
96	2017 Administration Fees	UW File	$1
97	Sep 2018 TTM Administration Fees	UW File	$1
98	UW Administration Fees	UW File	$1
99	2015 CAM Income	UW File	$1
100	2016 CAM Income	UW File	$1
101	2017 CAM Income	UW File	$1
102	Sep 2018 TTM CAM Income	UW File	$1
103	UW CAM Income	UW File	$1
104	2015 Locks, Boxes, Trucks and Protection Plan Income	UW File	$1
105	2016 Locks, Boxes, Trucks and Protection Plan Income	UW File	$1
106	2017 Locks, Boxes, Trucks and Protection Plan Income	UW File	$1
107	Sep 2018 TTM Locks, Boxes, Trucks and Protection Plan Income	UW File	$1
108	UW Locks, Boxes, Trucks and Protection Plan Income	UW File	$1
109	2015 Other Income	UW File	$1
110	2016 Other Income	UW File	$1
111	2017 Other Income	UW File	$1
112	Sep 2018 TTM Other Income	UW File	$1
113	UW Other Income	UW File	$1
114	2015 EGI	UW File	$1
115	2016 EGI	UW File	$1
116	2017 EGI	UW File	$1
117	Sep 2018 TTM EGI	UW File	$1
118	UW EGI	UW File	$1
119	2015 Management Fee	UW File	$1
120	2016 Management Fee	UW File	$1
121	2017 Management Fee	UW File	$1
122	Sep 2018 TTM Management Fee	UW File	$1
123	UW Management Fee	UW File	$1
124	2015 Payroll	UW File	$1
125	2016 Payroll	UW File	$1
126	2017 Payroll	UW File	$1
127	Sep 2018 TTM Payroll	UW File	$1
128	UW Payroll	UW File	$1
129	2015 Utilities	UW File	$1
130	2016 Utilities	UW File	$1
131	2017 Utilities	UW File	$1
132	Sep 2018 TTM Utilities	UW File	$1
133	UW Utilities	UW File	$1
134	2015 Advertising	UW File	$1
135	2016 Advertising	UW File	$1
136	2017 Advertising	UW File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	8

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
137	Sep 2018 TTM Advertising	UW File	$1
138	UW Advertising	UW File	$1
139	2015 Maintenance and Repair	UW File	$1
140	2016 Maintenance and Repair	UW File	$1
141	2017 Maintenance and Repair	UW File	$1
142	Sep 2018 TTM Maintenance and Repair	UW File	$1
143	UW Maintenance and Repair	UW File	$1
144	2015 Travel and Promotion	UW File	$1
145	2016 Travel and Promotion	UW File	$1
146	2017 Travel and Promotion	UW File	$1
147	Sep 2018 TTM Travel and Promotion	UW File	$1
148	UW Travel and Promotion	UW File	$1
149	2015 Postage, Printing & Supplies	UW File	$1
150	2016 Postage, Printing & Supplies	UW File	$1
151	2017 Postage, Printing & Supplies	UW File	$1
152	Sep 2018 TTM Postage, Printing & Supplies	UW File	$1
153	UW Postage, Printing & Supplies	UW File	$1
154	2015 Professional Fees	UW File	$1
155	2016 Professional Fees	UW File	$1
156	2017 Professional Fees	UW File	$1
157	Sep 2018 TTM Professional Fees	UW File	$1
158	UW Professional Fees	UW File	$1
159	2015 Locks, Boxes, Trucks and Protection Plan Expense	UW File	$1
160	2016 Locks, Boxes, Trucks and Protection Plan Expense	UW File	$1
161	2017 Locks, Boxes, Trucks and Protection Plan Expense	UW File	$1
162	Sep 2018 TTM Locks, Boxes, Trucks and Protection Plan Expense	UW File	$1
163	UW Locks, Boxes, Trucks and Protection Plan Expense	UW File	$1
164	2015 Miscellaneous	UW File	$1
165	2016 Miscellaneous	UW File	$1
166	2017 Miscellaneous	UW File	$1
167	Sep 2018 TTM Miscellaneous	UW File	$1
168	UW Miscellaneous	UW File	$1
169	2015 Real Estate Taxes	UW File	$1
170	2016 Real Estate Taxes	UW File	$1
171	2017 Real Estate Taxes	UW File	$1
172	Sep 2018 TTM Real Estate Taxes	UW File	$1
173	UW Real Estate Taxes	UW File	$1
174	2015 Insurance	UW File	$1
175	2016 Insurance	UW File	$1
176	2017 Insurance	UW File	$1
177	Sep 2018 TTM Insurance	UW File	$1
178	UW Insurance	UW File	$1
179	2015 Total Expenses	UW File	$1
180	2016 Total Expenses	UW File	$1
181	2017 Total Expenses	UW File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	9

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
182	Sep 2018 TTM Total Expenses	UW File	$1
183	UW Total Expenses	UW File	$1
184	2015 Net Operating Income	UW File	$1
185	2016 Net Operating Income	UW File	$1
186	2017 Net Operating Income	UW File	$1
187	Sep 2018 TTM Net Operating Income	UW File	$1
188	UW Net Operating Income	UW File	$1
189	2015 Reserve	UW File	$1
190	2016 Reserve	UW File	$1
191	2017 Reserve	UW File	$1
192	Sep 2018 TTM Reserve	UW File	$1
193	UW Reserve	UW File	$1
194	2015 Net Cash Flow	UW File	$1
195	2016 Net Cash Flow	UW File	$1
196	2017 Net Cash Flow	UW File	$1
197	Sep 2018 TTM Net Cash Flow	UW File	$1
197	UW Net Cash Flow	UW File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	10

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Level
1	Mortgage Loan Cut-off Date Balance per SF	A computation in which the Mortgage Loan Cut-off Date Balance was divided by the Total NRA.	None
2	% of Mortgage Loan Cut-off Date Balance	A computation in which the property level Mortgage Loan Cut-off Date Balance was divided by the loan level Mortgage Loan Cut-off Date Balance.	None
3	Total Loan Cut-off Date Balance ($)	A computation which is based on the sum of the Mortgage Loan Cut-off Date Balance, the Mezzanine A Loan Cut-off Date Balance ($), and the Mezzanine B Loan Cut-off Date Balance ($).	$1
4	Total Loan Cut-off Date Balance per SF	A computation in which the Total Loan Cut-off Date Balance ($) was divided by the Total NRA.	None
5	Individual As-Is Appraised Value per SF	A computation in which the Individual As-Is Appraised Value was divided by the Total NRA.	None
6	Portfolio Appraised Value per SF	A computation in which the Portfolio Appraised Value was divided by the Total NRA.	None
7	Mortgage Loan Monthly Debt Service Payment	A computation in which the product of the Mortgage Loan Cut-off Date Balance and the Mortgage Loan Coupon was multiplied by (365/360), then divided by 12.	None
8	Mortgage Loan Annual Debt Service Payment	A computation in which the Mortgage Loan Monthly Debt Service Payment was multiplied by 12.	None
9	Mezzanine A Loan Annual Debt Service Payment	A computation in which the product of the Mezzanine A Loan Cut-off Date Balance ($) and the Mezzanine A Loan Coupon was multiplied by (365/360).	None
10	Mezzanine B Loan Annual Debt Service Payment	A computation in which the product of the Mezzanine B Loan Cut-off Date Balance ($) and the Mezzanine B Loan Coupon was multiplied by (365/360).	None
11	Total Loan Annual Debt Service Payment	A computation which is based on the sum of the Mortgage Loan Annual Debt Service Payment, the Mezzanine A Loan Annual Debt Service Payment, and the Mezzanine B Loan Annual Debt Service Payment.	None
12	Seasoning	A computation which is based on the difference (in months) between the Cut-off Date through, and including, the First Loan Payment Date.	None
13	Remaining Term to Maturity (Months)	A computation which is based on the difference (in months) between the Original Term To Maturity (Months), and the Seasoning.	None
14	Remaining IO Term (Months)	A computation which is based on the difference (in months) between the Original IO Term (Months), and the Seasoning.	None
15	Mortgage Loan Cut-off Date LTV	A computation in which the Mortgage Loan Cut-off Date Balance was divided by the Portfolio Appraised Value.	None
16	Mortgage Loan Balloon LTV	A computation in which the Mortgage Loan Cut-off Date Balance was divided by the Portfolio Appraised Value.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	11

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Level
17	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	A computation in which the Mortgage Loan Cut-off Date Balance was divided by the Individual As-Is Appraised Value.	None
18	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	A computation in which the Mortgage Loan Cut-off Date Balance was divided by the Individual As-Is Appraised Value.	None
19	Mortgage Loan UW NOI Debt Yield	A computation in which the UW Net Operating Income was divided by the Mortgage Loan Cut-off Date Balance.	None
20	Mortgage Loan UW NCF Debt Yield	A computation in which the UW Net Cash Flow was divided by the Mortgage Loan Cut-off Date Balance.	None
21	Mortgage Loan UW NOI DSCR	A computation in which the UW Net Operating Income was divided by the Mortgage Loan Annual Debt Service Payment.	None
22	Mortgage Loan UW NCF DSCR	A computation in which the UW Net Cash Flow was divided by the Mortgage Loan Annual Debt Service Payment.	None
23	Total Loan Cut-off Date LTV	A computation in which the Total Loan Cut-off Date Balance ($) was divided by the Portfolio Appraised Value.	None
24	Total Loan Balloon LTV	A computation in which the Total Loan Cut-off Date Balance ($) was divided by the Portfolio Appraised Value.	None
25	Total Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	A computation in which the Total Loan Cut-off Date Balance ($) was divided by the Individual As-Is Appraised Value.	None
26	Total Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	A computation in which the Total Loan Cut-off Date Balance ($) was divided by the Individual As-Is Appraised Value.	None
27	Total Loan UW NOI Debt Yield	A computation in which the UW Net Operating Income was divided by the Total Loan Cut-off Date Balance ($).	None
28	Total Loan UW NCF Debt Yield	A computation in which the UW Net Cash Flow was divided by the Total Loan Cut-off Date Balance ($).	None
29	Total Loan UW NOI DSCR	A computation in which the UW Net Operating Income was divided by the Total Loan Annual Debt Service Payment.	None
30	Total Loan UW NCF DSCR	A computation in which the UW Net Cash Flow was divided by the Total Loan Annual Debt Service Payment.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	12

Citigroup Commercial Mortgage Trust 2019-SMRT, Commercial Mortgage Pass-Through Certificates, Series 2019-SMRT
Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT C

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

Loan #	Specified Attribute
1	Property ID
2	Property Name
3	Administrative Fee Rate (%)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 , www.pwc.com/us	13